UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LS POWER PARTNERS II, LP
Address:    1700 BROADWAY
            35TH FLOOR
            NEW YORK, NEW YORK 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JAMES BARTLETT
Title:      PRESIDENT
Phone:      212-615-3456

Signature, Place, and Date of Signing:

JAMES BARTLETT                      NEW YORK, NY            FEBRUARY 16, 2010
--------------                      ------------            -----------------
  [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   3
                                          -----------
Form 13F Information Table Value Total:   $816,116
                                          -----------
                                          (thousands)

List of Other Included Managers:          NONE

COLUMN 1         COLUMN 2        COLUMN 3    COLUMN 4  COLUMN 5                  COLUMN 6     COLUMN 7   COLUMN 8
--------         --------        --------    --------  --------                  --------     --------   --------
                 TITLE                                 SHRS
                 OF                           VALUE    OR PRN       SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER   CLASS           CUSIP       (X1000)   AMOUNT       PRN   CALL   DISCRETION   MANAGERS   SOLE         SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP     Common Stock    131347304   206,273   18,752,083   SH           SOLE                    18,752,083   0        0
PPL CORP         Common Stock    69351T106   430,799   13,333,289   SH           SOLE                    13,333,289   0        0
TRANSALTA CORP   Common Stock    89346D107   179,045   8,039,736    SH           SOLE                    8,039,736    0        0